Group Income Statement - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue1	[1]	£ 12,069	£ 12,340
Raw materials and consumables used		(2,166)	(2,304)
Changes in inventories of finished goods and work in progress		185	140
Employee benefit costs		(1,463)	(1,375)
Depreciation, amortisation and impairment costs		(1,192)	(1,620)
Other operating income		54	223
Loss on reclassification from amortised cost to fair value		(5)	(4)
Other operating expenses		(2,413)	(3,142)
Profit from operations		5,069	4,258
Net finance costs		(969)	(305)
Share of post-tax results of associates and joint ventures		1,474	1,647
Profit/(loss) before taxation		5,574	5,600
Taxation on ordinary activities		(1,009)	(1,041)
Profit/(loss) for the period		4,565	4,559
Attributable to:
Owners of the parent		4,512	4,492
Non-controlling interests		53	67
Profit/(loss) for the period		£ 4,565	£ 4,559
Earnings per share
Basic (in GBP per share)		£ 2.046	£ 2.011
Diluted (in GBP per share)		£ 2.036	£ 2.003

[1]	Revenue is net of duty, excise and other taxes of £15,515 million and £16,509 million for the six months ended 30 June 2025 and 30 June 2024, respectively.